Cover	Aug. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2021
Entity File Number	001-36792
Entity Registrant Name	CYTOSORBENTS CORPORATION
Entity Central Index Key	0001175151
Entity Tax Identification Number	98-0373793
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7 Deer Park Drive
Entity Address, Address Line Two	Suite K
Entity Address, City or Town	Monmouth Junction
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08852
City Area Code	732
Local Phone Number	329-8885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock, $0.001 par value
Trading Symbol	CTSO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false